Shareholder Fees - FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO	Nov. 14, 2024 USD ($)
FidelityEnhancedEmergingMarketsUSAll-CapEquityETFs-ComboPRO | Fidelity Enhanced U.S. All-Cap Equity ETF
Shareholder Fees:
(fees paid directly from your investment)	none